As filed with the Securities and Exchange Commission on May 20, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period March 31, 2016

Item 1. Schedule of Investments.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 95.7%
Automobiles & Components: 2.4%
400,000	BYD Co. Ltd. (China) (a)	$2,302,309
85,000	Denso Corp. (Japan)	3,411,947
115,000	Johnson Controls, Inc. (United States)	4,481,550
		10,195,806
Banks: 8.4%
525,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3,466,722
2,500,000	Bank Rakyat Indonesia (Persero) Tbk PT (Indonesia)	2,151,364
220,000	DGB Financial Group (South Korea)	1,712,451
250,000	Hang Seng Bank Ltd. (Hong Kong)	4,423,498
447,420	New Resource Bank (United States) (a) (b) (c)	2,268,419
53,000	PNC Financial Services Group, Inc. (United States)	4,482,210
46,000	SVB Financial Group (United States) (a)	4,694,300
140,000	The Toronto Dominion Bank (Canada)	6,043,041
4,000,000	Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	2,342,616
200,000	Westpac Banking Corp. (Australia)	4,645,404
		36,230,025
Capital Goods: 7.5%
155,000	Atlas Copco AB - Class A (Sweden)	3,890,090
11,000	Geberit AG (Switzerland)	4,110,091
125,000	Kingspan Group PLC (Ireland)	3,322,697
130,000	Koninklijke Philips Electronics NV (Netherlands)	3,702,840
275,000	Kubota Corp. (Japan)	3,753,681
225,000	Quanta Services, Inc. (United States) (a)	5,076,000
38,000	Rockwell Automation, Inc. (United States)	4,322,500
40,000	Siemens AG (Germany)	4,230,439
		32,408,338
Commercial & Professional Services: 3.2%
1,200,000	China Everbright International Ltd. (Hong Kong)	1,340,076
71,000	Intertek Group (United Kingdom)	3,223,727
57,000	Verisk Analytics, Inc. (United States) (a)	4,555,440
76,000	Waste Management, Inc. (United States)	4,484,000
		13,603,243
Consumer Durables & Apparel: 2.6%
15,000	Kering (France)	2,678,149
85,000	Nike, Inc. (United States)	5,224,950
385,000	Panasonic Corp. (Japan)	3,486,856
		11,389,955
Consumer Services: 2.1%
240,000	Compass Group PLC (United Kingdom)	4,230,799
24,000	Panera Bread Co. - Class A (United States) (a)	4,915,920
		9,146,719
Diversified Financials: 2.9%
90,000	Bank of New York Mellon Corp. (United States)	3,314,700
19,000	IntercontinentalExchange Group, Inc. (United States)	4,467,660

65,000	MSCI, Inc. (United States)	4,815,200
		12,597,560
Energy: 1.2%
100,000	Koninnklijke Vopak NV (Netherlands)	4,973,492

Food, Beverage & Tobacco: 2.2%
65,000	Danone (France)	4,611,906
200,000	Darling Ingredients, Inc. (United States) (a)	2,634,000
60,000	WhiteWave Foods Co. (United States) (a)	2,438,400
		9,684,306
Food & Staples Retailing: 3.5%
55,000	CVS Health Corp. (United States)	5,705,150
330,000	Jeronimo Martins, SGPS, SA (Portugal)	5,394,511
100,000	United Natural Foods, Inc. (United States) (a)	4,030,000
		15,129,661
Health Care Equipment & Services: 2.6%
50,000	Coloplast A/S (Denmark)	3,783,652
55,000	Medtronic PLC (Ireland)	4,125,000
50,000	Sysmex Corp. (Japan)	3,125,795
		11,034,447
Household & Personal Products: 2.0%
18,000	L'Oreal (France)	3,219,962
120,000	Unilever NV (Netherlands)	5,395,062
		8,615,024
Insurance: 3.0%
27,000	Allianz SE (Germany)	4,384,947
85,000	MetLife, Inc. (United States)	3,734,900
40,000	The Travelers Companies, Inc. (United States)	4,668,400
		12,788,247
Materials: 7.6%
60,000	Ball Corp. (United States)	4,277,400
100,000	Croda International PLC (United Kingdom)	4,354,264
41,000	Ecolab, Inc. (United States)	4,572,320
94,444	Johnson Matthey PLC (United Kingdom)	3,712,628
400,000	Klabin SA (Brazil)	2,165,951
90,000	Novozymes A/S - Class B (Denmark)	4,041,579
42,000	Praxair, Inc. (United States)	4,806,900
150,000	Svenska Cellulosa AB - Class B (Sweden)	4,678,616
		32,609,658
Media: 1.1%
260,000	Reed Elsevier PLC (United Kingdom)	4,823,263

Pharmaceuticals, Biotechnology & Life Sciences: 8.3%
19,000	Biogen, Inc. (United States) (a)	4,946,080
45,000	Gilead Sciences, Inc. (United States)	4,133,700
105,000	Merck & Co., Inc. (United States)	5,555,550
48,000	Novartis AG (Switzerland)	3,472,893
130,000	Novo-Nordisk A/S - Class B (Denmark)	7,039,967
22,000	Roche Holdings AG (Switzerland)	5,401,886
38,000	Waters Corp. (United States) (a)	5,012,960
		35,563,036

Real Estate: 2.1%
170,000	Daiwa House Industry Co. Ltd. (Japan)	4,778,414
36,000	Jones Lang Lasalle, Inc. (United States)	4,223,520
		9,001,934
Retailing: 3.4%
76,000	The TJX Companies, Inc. (United States)	5,954,600
60,000	Tractor Supply Co. (United States)	5,427,600
575,000	Woolworths Holdings Ltd. (South Africa)	3,487,859
		14,870,059
Semiconductors & Semiconductor Equipment: 4.7%
65,000	First Solar, Inc. (United States) (a)	4,450,550
40,000	NPX Semiconductors NV (Netherlands) (a)	3,242,800
4,000	Samsung Electronic Co. Ltd. (South Korea)	4,590,428
85,000	SunPower Corp. (United States) (a) (d)	1,898,900
230,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	6,026,000
		20,208,678
Software & Services: 10.5%
40,000	Accenture PLC (Ireland)	4,616,000
56,000	Adobe Systems, Inc. (United States) (a)	5,252,800
12,000	Alphabet, Inc. - Class A (United States) (a)	9,154,800
100,000	Amadeus IT Holding SA (Spain)	4,276,402
50,000	Ansys, Inc. (United States) (a)	4,473,000
30,000	Intuit, Inc. (United States)	3,120,300
115,000	PayPal Holdings, Inc. (United States) (a)	4,439,000
60,000	SAP SE (Germany)	4,828,114
69,000	Visa, Inc. (United States)	5,277,120
		45,437,536
Technology Hardware & Equipment: 3.8%
64,000	Apple, Inc. (United States)	6,975,360
188,000	Cisco Systems, Inc. (United States) (d)	5,352,360
40,000	IPG Photonics Corp. (United States) (a)	3,843,200
		16,170,920
Telecommunication Services: 3.4%
365,000	China Mobile Ltd. (Hong Kong)	4,042,364
190,000	KDDI Corp. (Japan)	5,069,348
100,000	Verizon Communications, Inc. (United States)	5,408,000
		14,519,712
Transportation: 4.0%
28,000	Canadian Pacific Railway Ltd. (Canada)	3,720,039
50,000	East Japan Railway Co. (Japan)	4,312,976
70,000	Ryder Systems, Inc. (United States)	4,534,600
45,000	United Parcel Service, Inc. (United States)	4,746,150
		17,313,765
Utilities: 3.2%
500,000	EDP Renovaveis SA (Spain)	3,811,403
145,000	ITC Holdings Corp. (United States)	6,317,650
40,000	Red Electrica Corporacion SA (Spain)	3,465,039
		13,594,092
TOTAL COMMON STOCKS
(Cost $342,344,000)		411,909,476

PREFERRED STOCKS: 0.5%
Banks: 0.5%
250,000	Itau Unibanco Holding SA (Brazil)	2,147,500
TOTAL PREFERRED STOCKS
(Cost $1,929,175)		2,147,500

REAL ESTATE INVESTMENT TRUSTS: 1.5%
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,114,200
15,000	Unibail-Rodamco SE (France)	4,113,838
		6,228,038
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,514,877)		6,228,038

SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
8,926,284	First American Prime Obligations Fund - Class Z, 0.310% (United States)^	8,926,284
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,926,284)		8,926,284

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.4%
Money Market Funds: 0.4%
1,925,660	First American Prime Obligations Fund - Class Z, 0.310% (United States)^	1,925,660
TOTAL INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $1,925,660)		1,925,660

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $360,639,996)		431,136,958
Liabilities in Excess of Other Assets : (0.2)%		(725,286)
TOTAL NET ASSETS: 100.0%		$430,411,672

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of March 31, 2016 the total market value of illiquid securities was $2,268,419 or 0.5% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance June 30, 2015	Purchases	Sales	Share Balance March 31, 2016	Realized Gain (Loss)	Dividend Income	Value March 31, 2016	Acquisition Cost
New Resource Bank	447,420	-	-	447,420	$-	$-	$2,268,419	$1,968,648
Total							$2,268,419	$1,968,648

(d)
This security or a portion of this security was out on loan at March 31, 2016.  As of March 31, 2016 the total market value of loaned securities was $1,870,414 or 0.4% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	American Depositary Receipt
^	Seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 were as follows+:

Cost of investments	$360,640,446
Gross unrealized appreciation	86,326,656
Gross unrealized depreciation	(15,830,144)
Net unrealized appreciation	$70,496,512

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual and semi-annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Country	Percent of Total Net Assets
Australia	1.1%
Brazil	1.0%
Canada	2.3%
China	0.5%
Denmark	3.5%
France	3.4%
Germany	3.1%
Hong Kong	2.3%
Indonesia	0.5%
Ireland	2.8%
Japan	6.5%
Netherlands	4.0%
Portugal	1.3%
South Africa	0.8%
South Korea	1.5%
Spain	3.5%
Sweden	2.0%
Switzerland	3.0%
Taiwan	1.4%
Turkey	0.5%
United Kingdom	4.7%
United States	50.5%
Liabilities in Excess of Other Assets:	(0.2)%
100.0%

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out an net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of March 31, 2016:

Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Securities Lending	$ 1,925,660	$ -	$ 1,925,660	$ 1,925,660	$ -	$ -

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$4,481,550	$5,714,256	$–	$10,195,806
Banks	15,219,551	21,010,474	–	36,230,025
Capital Goods	9,398,500	23,009,838	–	32,408,338
Commercial & Professional Services	9,039,440	4,563,803	–	13,603,243
Consumer Durables & Apparel	5,224,950	6,165,005	–	11,389,955
Consumer Services	4,915,920	4,230,799	–	9,146,719
Diversified Financials	12,597,560	–	–	12,597,560
Energy	–	4,973,492	–	4,973,492
Food, Beverage & Tobacco	5,072,400	4,611,906	–	9,684,306
Food & Staples Retailing	9,735,150	5,394,511	–	15,129,661
Health Care Equipment & Services	4,125,000	6,909,447	–	11,034,447
Household & Personal Products	–	8,615,024	–	8,615,024
Insurance	8,403,300	4,384,947	–	12,788,247
Materials	15,822,571	16,787,087	–	32,609,658
Media	–	4,823,263	–	4,823,263
Pharmaceuticals, Biotechnology & Life Sciences	19,648,290	15,914,746	–	35,563,036
Real Estate	4,223,520	4,778,414	–	9,001,934
Retailing	11,382,200	3,487,859	–	14,870,059
Semiconductors & Semiconductor Equipment	15,618,250	4,590,428	–	20,208,678
Software & Services	36,333,020	9,104,516	–	45,437,536
Technology Hardware & Equipment	16,170,920	–	–	16,170,920
Telecommunication Services	5,408,000	9,111,712	–	14,519,712
Transportation	13,000,789	4,312,976	–	17,313,765
Utilities	6,317,650	7,276,442	–	13,594,092
Total Common Stocks	$232,138,531	$179,770,945	$–	$411,909,476
Preferred Stocks
Banks	2,147,500	–	–	2,147,500
Total Preferred Stocks	2,147,500	–	–	2,147,500
Real Estate Investment Trusts	2,114,200	4,113,838	–	6,228,038
Short-Term Investments	8,926,284	–	–	8,926,284
Investment Purchased with Cash
Proceeds from Securities Lending	1,925,660	–	–	1,925,660
Total Investments in Securities	$247,252,175	$183,884,783	$–	$431,136,958

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. No transfers were made into or out of Level 1, 2 or 3 during the period ended March 31, 2016.

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 89.9%
Automobiles & Components: 1.1%
763	BorgWarner, Inc.	$29,299

Banks: 8.5%
502	Eagle Bancorp, Inc. (a)	24,096
1,272	East West Bancorp, Inc.	41,315
976	First Republic Bank	65,040
437	SVB Financial Group (a)	44,596
2,985	Umpqua Holdings Corp.	47,342
		222,389
Capital Goods: 14.0%
165	Acuity Brands, Inc.	35,993
406	AO Smith Corp.	30,982
673	Donaldson Co., Inc.	21,475
786	Hexcel Corp.	34,356
631	Lincoln Electric Holdings, Inc.	36,958
577	Middleby Corp. (a)	61,607
1,715	Quanta Services, Inc. (a)	38,690
662	SolarCity Corp. (a)	16,272
707	Westinghouse Air Brake Technologies Corp.	56,058
861	Xylem, Inc.	35,215
		367,606
Commercial & Professional Services: 1.5%
2,082	Interface, Inc.	38,600

Consumer Durables & Apparel: 7.1%
832	Deckers Outdoor Corp. (a)	49,845
1,514	Jarden Corp. (a)	89,250
706	Lululemon Athletica, Inc. (a)	47,803
		186,898
Consumer Services: 2.1%
267	Panera Bread Co. - Class A (a)	54,690

Diversified Financials: 1.8%
639	Stifel Financial Corp. (a)	18,914
2,539	WisdomTree Investments, Inc.	29,021
		47,935
Energy: 1.4%
375	ONEOK, Inc.	11,198
1,927	Superior Energy Services, Inc.	25,802
		37,000

Food, Beverage & Tobacco: 1.2%
768	The WhiteWave Foods Co. (a)	31,212

Food & Staples Retailing: 2.4%
1,560	United Natural Foods, Inc. (a)	62,868

Health Care Equipment & Services: 5.1%
783	DENTSPLY Sirona, Inc.	48,256
1,564	Hologic, Inc. (a)	53,959
1,190	Omnicell, Inc. (a)	33,165
		135,380
Household & Personal Products: 1.2%
330	Church & Dwight Co., Inc.	30,419

Insurance: 4.0%
4,152	Genworth Financial, Inc. (a)	11,335
1,049	Horace Mann Educators Corp.	33,243
374	Reinsurance Group America, Inc.	35,998
432	WR Berkley Corp.	24,278
		104,854
Materials: 5.1%
932	Minerals Technologies, Inc.	52,984
1,344	Owens-Illinois, Inc. (a)	21,450
573	Sealed Air Corp.	27,510
640	Sonoco Products Co.	31,085
		133,029
Media: 2.4%
968	IMAX Corp. (a)	30,095
675	John Wiley & Sons, Inc. - Class A	33,001
		63,096
Pharmaceuticals, Biotechnology & Life Sciences: 3.7%
1,431	Cambrex Corp. (a)	62,964
269	Waters Corp. (a)	35,486
		98,450
Real Estate: 1.2%
1,096	CBRE Group, Inc. (a)	31,587

Retailing: 1.5%
394	Nordstrom, Inc.	22,541
917	Tailored Brands, Inc.	16,414
		38,955
Semiconductors & Semiconductor Equipment: 5.0%
520	First Solar, Inc. (a)	35,604
1,156	Maxim Integrated Products, Inc.	42,518
657	NXP Semiconductors NV (a)	53,262
		131,384
Software & Services: 5.6%
462	ANSYS, Inc. (a)	41,331
878	LogMeIn, Inc. (a)	44,304
2,952	Zendesk, Inc. (a)	61,785
		147,420
Technology Hardware & Equipment: 7.1%
611	F5 Networks, Inc. (a)	64,674

308	IPG Photonics Corp. (a)	29,593
372	Palo Alto Networks, Inc. (a)	60,688
546	Rogers Corp. (a)	32,689
		187,644
Telecommunication Services: 0.7%
188	SBA Communications Corp. (a)	18,832

Transportation: 1.6%
487	JB Hunt Transport Services, Inc.	41,025

Utilities: 4.6%
1,034	Avista Corp.	42,167
383	ONE Gas, Inc.	23,401
1,341	Ormat Technologies, Inc.	55,303
		120,871
TOTAL COMMON STOCKS
(Cost $2,333,480)		2,361,443

REAL ESTATE INVESTMENT TRUSTS: 7.8%
1,186	Acadia Realty Trust	41,664
304	Camden Property Trust	25,563
2,458	Forest City Realty Trust, Inc.	51,840
1,234	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,717
982	LaSalle Hotel Properties	24,854
1,050	Tanger Factory Outlet Centers, Inc.	38,210
		205,848
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $194,874)		205,848

EXCHANGE TRADED FUNDS: 1.3%
877	PowerShares Dynamic Biotechnology & Genome Portfolio ETF	33,572
TOTAL EXCHANGE TRADED FUNDS
(Cost $40,996)		33,572

SHORT-TERM INVESTMENTS: 1.5%
Money Market Funds: 1.5%
37,979	First American Prime Obligations Fund - Class Z, 0.310%^	37,979
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,979)		37,979

TOTAL INVESTMENTS IN SECURITIES: 100.5%
(Cost $2,607,329)		2,638,842
Liabilities in Excess of Other Assets: (0.5)%		(12,038)
TOTAL NET ASSETS: 100.0%		$2,626,804

(a)	Non-income producing security.
^	Seven-day yield as of March 31, 2016.
ETF	Exchange Traded Fund

The cost basis of investments for federal income tax purposes at March 31, 2016 were as follows+:

Cost of investments	$2,607,329
Gross unrealized appreciation	120,666
Gross unrealized depreciation	(89,153)
Net unrealized appreciation	$31,513

+ Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as Trillium Small/Mid Cap Fund (the "Fund") has not yet had a fiscal year end. The

Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,361,443	$–	$–	$2,361,443
Real Estate Investment Trusts	205,848	–	–	205,848
Exchange Traded Funds	33,572	–	–	33,572
Short-Term Investments	37,979	–	–	37,979
Total Investments in Securities	$2,638,842	$–	$–	$2,638,842

The basis for recognizing transfers is as of the end of the period in which transfers occur.  There were no transfers in or out of Level 1, 2 or 3 for the period ended March 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President and Principal Executive Officer

Date  May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President and Principal Executive Officer

Date  May 5, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer and Principal Financial Officer

Date  May 19, 2016

* Print the name and title of each signing officer under his or her signature.